Right-of-Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right-of-use assets	₺ 2,315,038	₺ 3,247,709
Interest expense on lease liabilities	552,931	701,866
Depreciation and amortization expenses	₺ 2,817,854	₺ 2,833,863